Putnam Small Cap Value Fund
The fund's portfolio
11/30/19 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value
Aerospace and defense (2.1%)
Parsons Corp.(NON)	49,551	$1,983,527
Vectrus, Inc.(NON)	53,320	2,716,121

		4,699,648
Airlines (1.1%)
Mesa Air Group, Inc.(NON)	322,900	2,347,483

		2,347,483
Auto components (1.0%)
Cooper Tire & Rubber Co.	74,777	2,155,073

		2,155,073
Banks (19.1%)
Ameris Bancorp	48,100	2,099,565
Camden National Corp.	24,537	1,065,887
Coastal Financial Corp./WA(NON)	26,974	458,288
ConnectOne Bancorp, Inc.	85,724	2,159,388
CrossFirst Bankshares, Inc.(NON)(S)	61,974	821,775
First Horizon National Corp.	133,224	2,142,242
First Merchants Corp.	68,108	2,757,693
Franklin Financial Network, Inc.	60,962	2,081,243
Hancock Whitney Corp.	50,790	2,062,582
IBERIABANK Corp.	25,900	1,890,441
Investors Bancorp, Inc.	237,465	2,863,828
Lakeland Bancorp, Inc.	118,500	1,976,580
OFG Bancorp (Puerto Rico)	118,000	2,531,100
Peoples Bancorp, Inc.	13,500	441,585
Preferred Bank(S)	40,400	2,228,060
Southern First Bancshares, Inc.(NON)	20,046	858,570
Sterling Bancorp	135,027	2,757,251
Synovus Financial Corp.	54,585	2,079,143
TCF Financial Corp.	61,600	2,617,384
Univest Financial Corp.	90,600	2,365,566
Western Alliance Bancorp	35,600	1,856,896
Wintrust Financial Corp.	31,500	2,139,165

		42,254,232
Building products (1.7%)
Masonite International Corp.(NON)	19,100	1,371,380
Quanex Building Products Corp.	123,334	2,400,080

		3,771,460
Chemicals (2.0%)
Element Solutions, Inc.(NON)	129,000	1,508,010
Tronox Holdings PLC Class A (United Kingdom)	260,200	3,013,116

		4,521,126
Commercial services and supplies (2.4%)
CECO Environmental Corp.(NON)	230,306	1,812,508
Quad Graphics, Inc.	181,000	812,690
SP Plus Corp.(NON)	60,700	2,661,695

		5,286,893
Communications equipment (0.8%)
NETGEAR, Inc.(NON)	75,700	1,900,827

		1,900,827
Construction and engineering (3.6%)
Ameresco, Inc. Class A(NON)	129,301	2,114,071
MYR Group, Inc.(NON)	55,386	1,903,063
Sterling Construction Co., Inc.(NON)	131,600	1,917,412
WillScot Corp.(NON)(S)	112,300	1,994,448

		7,928,994
Construction materials (0.9%)
Eagle Materials, Inc.	21,440	1,973,123

		1,973,123
Containers and packaging (0.8%)
Silgan Holdings, Inc.	61,600	1,897,896

		1,897,896
Electric utilities (3.1%)
ALLETE, Inc.	34,800	2,787,828
PNM Resources, Inc.	40,600	1,967,070
Portland General Electric Co.	37,900	2,103,829

		6,858,727
Electronic equipment, instruments, and components (2.6%)
Bel Fuse, Inc. Class B	21,605	357,995
Jabil, Inc.	69,500	2,699,380
SYNNEX Corp.	21,551	2,646,678

		5,704,053
Energy equipment and services (1.2%)
ProPetro Holding Corp.(NON)	141,500	1,219,730
Select Energy Services, Inc. Class A(NON)	181,555	1,394,342

		2,614,072
Entertainment (1.4%)
Lions Gate Entertainment Corp. Class A(NON)(S)	141,731	1,325,185
SciPlay Corp. Class A(NON)(S)	152,400	1,795,272

		3,120,457
Equity real estate investment trusts (REITs) (8.8%)
Alpine Income Property Trust, Inc.(NON)(R)(S)	90,985	1,707,788
Chatham Lodging Trust(R)	96,200	1,760,460
Columbia Property Trust, Inc.(R)	121,300	2,518,188
Gaming and Leisure Properties, Inc.(R)	48,840	2,061,048
Plymouth Industrial REIT, Inc.(R)	89,400	1,657,476
QTS Realty Trust, Inc. Class A(R)	55,355	2,937,690
Senior Housing Properties Trust(R)	312,729	2,289,176
Spirit Realty Capital, Inc.(R)	48,233	2,527,409
STORE Capital Corp.(R)	48,800	1,986,648

		19,445,883
Food and staples retail (1.1%)
Ingles Markets, Inc. Class A	53,200	2,364,208

		2,364,208
Food products (0.7%)
John B. Sanfilippo & Son, Inc.	15,400	1,505,196

		1,505,196
Health-care providers and services (4.5%)
Acadia Healthcare Co., Inc.(NON)(S)	60,300	1,939,248
Brookdale Senior Living, Inc.(NON)	398,854	2,847,818
Magellan Health, Inc.(NON)	38,800	3,015,924
Premier, Inc. Class A(NON)(S)	62,600	2,224,804

		10,027,794
Hotels, restaurants, and leisure (3.3%)
Bloomin' Brands, Inc.	56,964	1,369,984
Cedar Fair LP	36,738	2,051,450
Cheesecake Factory, Inc. (The)(S)	45,242	1,973,004
Dine Brans Global, Inc.(S)	23,400	1,939,392

		7,333,830
Household durables (0.6%)
Purple Innovation, Inc.(NON)	161,741	1,293,928

		1,293,928
Insurance (3.3%)
Argo Group International Holdings, Ltd. (Bermuda)	26,500	1,743,170
Heritage Insurance Holdings, Inc.	163,361	2,236,412
Palomar Holdings, Inc.(NON)	59,930	3,270,380

		7,249,962
Interactive media and services (2.3%)
Cars.com, Inc.(NON)	219,130	2,912,238
Meet Group, Inc. (The)(NON)	470,617	2,277,786

		5,190,024
IT Services (1.1%)
CACI International, Inc. Class A(NON)	9,800	2,345,336

		2,345,336
Leisure products (0.8%)
Clarus Corp.	153,228	1,929,141

		1,929,141
Machinery (2.8%)
Columbus McKinnon Corp./NY	48,000	1,971,840
Federal Signal Corp.	60,300	1,986,282
Rexnord Corp.(NON)	69,300	2,189,187

		6,147,309
Media (0.1%)
Emerald Expositions Events, Inc.	20,286	203,063

		203,063
Metals and mining (1.4%)
Cleveland-Cliffs, Inc.(S)	244,600	1,954,354
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Mayville Engineering Co., Inc.(NON)	115,489	1,079,822

		3,034,176
Mortgage real estate investment trusts (REITs) (1.9%)
Granite Point Mortgage Trust, Inc.(R)	101,900	1,851,523
Ladder Capital Corp.(R)	135,400	2,341,066

		4,192,589
Multi-utilities (1.0%)
Unitil Corp.	36,500	2,227,960

		2,227,960
Multiline retail (0.8%)
Big Lots, Inc.	82,700	1,728,430

		1,728,430
Oil, gas, and consumable fuels (5.1%)
Arch Coal, Inc. Class A	20,600	1,526,666
Magnolia Oil & Gas Corp. Class A(NON)(S)	207,400	2,252,364
Par Pacific Holdings, Inc.(NON)	78,771	1,960,610
Range Resources Corp.(S)	175,900	613,891
Scorpio Tankers, Inc.	95,355	3,279,258
Vermilion Energy, Inc. (Canada)	122,580	1,762,612

		11,395,401
Paper and forest products (2.3%)
Boise Cascade Co.	25,787	977,843
Louisiana-Pacific Corp.	72,300	2,144,418
Verso Corp. Class A(NON)	104,000	1,919,840

		5,042,101
Professional services (—%)
BancTec, Inc. 144A CVR(F)	160,833	—

		—
Real estate management and development (1.1%)
Newmark Group, Inc. Class A	189,700	2,475,585

		2,475,585
Semiconductors and semiconductor equipment (2.5%)
FormFactor, Inc.(NON)(S)	101,400	2,346,396
Photronics, Inc.(NON)	215,600	2,535,456
Synaptics, Inc.(NON)	11,588	662,370

		5,544,222
Software (1.0%)
j2 Global, Inc.(S)	22,600	2,192,652

		2,192,652
Specialty retail (2.1%)
Genesco, Inc.(NON)	61,700	2,291,538
Shoe Carnival, Inc.(S)	63,700	2,261,350

		4,552,888
Thrifts and mortgage finance (2.5%)
First Defiance Financial Corp.	65,537	1,975,941
HomeStreet, Inc.(NON)	38,200	1,219,344
Walker & Dunlop, Inc.	35,600	2,336,784

		5,532,069
Trading companies and distributors (1.4%)
GMS, Inc.(NON)	73,600	2,278,656
Nesco Holdings, Inc.(NON)(S)	288,516	865,548

		3,144,204
Water utilities (0.9%)
Consolidated Water Co., Ltd. (Cayman Islands)	116,900	1,949,892

		1,949,892
Wireless telecommunication services (0.6%)
Shenandoah Telecommunications Co.	37,000	1,389,350

		1,389,350

Total common stocks (cost $208,368,115)		$216,471,257

INVESTMENT COMPANIES (1.8%)(a)
	Shares	Value
Alcentra Capital Corp.	147,200	$1,324,800
Ares Capital Corp.	17,792	333,244
TPG Specialty Lending, Inc.	35,551	767,546
TriplePoint Venture Growth BDC Corp.	113,800	1,655,790

Total investment companies (cost $4,001,729)		$4,081,380

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	11.50	49,986	$22,494

Total warrants (cost $63,982)				$22,494

SHORT-TERM INVESTMENTS (11.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 1.86%(AFF)	23,842,473	$23,842,473
Putnam Short Term Investment Fund 1.78%(AFF)	797,949	797,949

Total short-term investments (cost $24,640,422)		$24,640,422
TOTAL INVESTMENTS

Total investments (cost $237,074,248)		$245,215,553

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2019 through November 30, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $221,341,102.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$9,613,695	$120,488,707	$106,259,929	$313,545	$23,842,473
	Putnam Short Term Investment Fund**	12,287,820	55,050,174	66,540,045	50,943	797,949

	Total Short-term investments	$21,901,515	$175,538,881	$172,799,974	$364,488	$24,640,422
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $23,842,473, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $23,002,772. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Common stocks*:
	Communication services	$9,902,894	$—	$—
	Consumer discretionary	18,993,290	—	—
	Consumer staples	3,869,404	—	—
	Energy	14,009,473	—	—
	Financials	59,228,852	—	—
	Health care	10,027,794	—	—
	Industrials	33,325,991	—	—**
	Information technology	17,687,090	—	—
	Materials	16,468,422	—	—
	Real estate	21,921,468	—	—
	Utilities	11,036,579	—	—

	Total common stocks	216,471,257	—	—
	Investment companies	4,081,380	—	—
	Warrants	22,494	—	—
	Short-term investments	797,949	23,842,473	—

	Totals by level	$221,373,080	$23,842,473	$—
	* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**	Value of Level 3 security is $—.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
	Warrants (number of warrants)	30,000

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com